EMPLOYEE BENEFIT PLANS AND MULTI-EMPLOYER PENSION PLANS	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
EMPLOYEE BENEFIT PLANS AND MULTI-EMPLOYER PENSION PLANS
 EMPLOYEE BENEFIT PLANS AND MULTI-EMPLOYER PENSION PLANS

Defined Contribution 401(k) Plan

We maintain a defined contribution 401(k) profit sharing plan for employees meeting various employment requirements. Eligible employees may contribute amounts up to the lesser of 60% of their annual compensation or the maximum amount IRS regulations permit.  During 2012, we matched 50% of employee contributions up to a maximum of 5% of their compensation.  We paid matching contributions of $1.0 million in 2012 and $0.6 million in 2011.
.
Multi-employer Pension Plans

Several of our subsidiaries are parties to various collective bargaining agreements with labor unions having multi-year terms that expire on a staggered basis.  Under these agreements, our applicable subsidiaries pay specified wages to covered employees, observe designated workplace rules and make payments to multi-employer pension plans and employee benefit trusts rather than administering the funds on behalf of these employees. The risks of participating in these multi-employer pension plans are different from single-employer plans. Assets contributed to the multi-employer plan by one employer may be used to provide benefits to employees of other participating employers. If a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers. If we choose to stop participating in some of these multi-employer plans, we may be required to pay those plans an amount based on the underfunded status of the plan, referred to as a withdrawal liability. We did not have to record a liability in fiscal 2012 or 2011 for full and partial withdrawals from any multi-employer pension plans. For additional information regarding our potential future obligations, see Note 23.

The required disclosures and our participation in significant multi-employer pension plans are presented in the table below. The EIN/Pension Plan Number column provides the Employer Identification Number (“EIN”) and the three-digit plan number, if applicable. The Pension Protection Act zone status is based on information available from the plan or the plan’s public filings. Among other factors, plans in the red zone are generally less than 65 percent funded, plans in the orange or yellow zones are less than 80 percent funded, and plans in the green zone are at least 80 percent funded. The FIP/RP Status Pending/Implemented column indicates plans for which a financial improvement plan (“FIP”) or a rehabilitation plan (“RP”) is either pending or has been implemented. The last column lists the expiration date(s) of the collective-bargaining agreements to which the plans are subject. Our contributions did not represent more than 5% percent of total contributions to any of the significant plans shown below.

Pension Fund	EIN/ PPN	Pension Protection Act Zone Status	FIP/RP Status Pending/ Implemented	Contributions (in Thousands)		Surcharge Imposed	Expiration Date of Collective Bargaining Agreement
		2012		2012	2011
Western Conference Teamster Pension Plan	91-6145047/001	Green	No	$2,514	$2,382	No	6/30/2013
Operating Engineers Pension Trust Fund	94-60907064/001	Orange	No	534	511	No	7/1/2014
Local 282 Pension Trust Fund	011-6245313/001	Green	Yes	584	508	No	6/30/2016
Trucking Employees of New Jersey Pension Fund	22-6063701/001	Red	Yes	426	377	Yes	4/30/2013
Westchester Teamsters Pension Fund	13-6123973/001	Green	No	150	190	No	5/31/2014
Teamsters Local 445 Construction Division Pension Fund	22-1864489/001	Yellow	Yes	165	187	No	6/30/2014
Pension Fund of OE 825	22-6033380/001	Orange	Yes	124	129	No	5/31/2013 to 3/31/2016
Local No. 863 Pension Plan	22-1598194/001	Red	Yes	134	117	Yes	4/30/2013
Other	Various	Various	Various	316	347	Various	4/30/2013 to 8/31/2016
				$4,947	$4,748